Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets	12 Months Ended
Jun. 30, 2022
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	The shorter of remaining lease terms or the estimated useful lives
Automobiles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	5 years
Equipment and office furniture [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	1 year
Equipment and office furniture [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	5 years
Building [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	31 years
Building [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	50 years
Office building related facility, machinery and equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	1 year
Office building related facility, machinery and equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	5 years